Share option plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	8,984,363
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,000,501
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.63%	1.85%	2.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	131.00%	114.00%	154.00%
Stock Based Compensation Expense (in dollars)	$ 291,893	$ 669,952	$ 658,991
Weighted average fair value of options granted during the year (in dollars per share)	$ 0.08	$ 0.32
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in dollars)	$ 278,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 4 months 24 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,958,476
Share Based Compensation Arrangement By Share Based Payment Award Shares Exercised	1,974,113